Fees Summary	Jul. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,437,500
Previously Paid Amount
Total Fee Amount	1,597.98
Total Offset Amount
Net Fee	$ 1,597.98